Other Income (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income
Foreign currency gains		€ 1,689	€ 19	€ 11
Insurance recoveries		456	1,906
Grants received from the German government		51	307	53
Income from other grants			42
Other miscellaneous income		78	72	12
Total other income		2,274	2,346	€ 76
Insurance recoveries received	€ 1,362		€ 1,000
Increase in insurance recoveries received		€ 456